JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 1.0%
BHP Group plc	886,232	19,290,272
Rio Tinto plc	417,722	22,337,378

		41,627,650

Austria — 0.4%
ANDRITZ AG(a)	30,113	1,184,828
BAWAG Group AG(b)	29,289	1,265,897
Erste Group Bank AG*	126,242	4,635,276
EVN AG	14,355	283,383
IMMOFINANZ AG*(a)	38,403	1,066,901
Lenzing AG(a)	5,580	441,859
Oesterreichische Post AG	13,396	508,527
OMV AG	60,423	3,002,668
Raiffeisen Bank International AG	56,581	1,288,861
Strabag SE	6,000	199,629
Telekom Austria AG	57,829	464,980
UNIQA Insurance Group AG	48,878	462,236
Verbund AG	28,728	1,520,397
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,008	432,102
voestalpine AG(a)	46,450	1,124,826

		17,882,370

Belgium — 1.8%
Ackermans & van Haaren NV	9,469	1,516,818
Ageas	79,076	4,360,374
Anheuser-Busch InBev SA/NV	355,245	26,799,706
bpost SA	40,841	406,997
Colruyt SA	20,320	1,017,496
Elia System Operator SA/NV	13,901	1,340,617
Galapagos NV*	21,165	4,730,361
Groupe Bruxelles Lambert SA	33,853	3,402,015
KBC Group NV(a)	143,468	10,527,017
Proximus SADP	65,333	1,861,475
Sofina SA	6,642	1,519,515
Solvay SA(a)	30,654	3,176,993
Telenet Group Holding NV	18,692	869,107
UCB SA	53,050	4,881,778
Umicore SA(a)	83,746	3,855,949

		70,266,218

Chile — 0.0%(c)
Antofagasta plc	144,834	1,564,465

China — 0.3%
Prosus NV*	177,244	12,785,265

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR(a)	41,583	1,963,708

Denmark — 3.0%
Ambu A/S, Class B(a)	72,735	1,327,583
AP Moller - Maersk A/S, Class A	1,354	1,521,515
AP Moller - Maersk A/S, Class B(a)	2,744	3,281,176
Carlsberg A/S, Class B	44,387	6,482,002
Chr Hansen Holding A/S(a)	43,154	3,211,642
Coloplast A/S, Class B	49,018	6,180,254
Danske Bank A/S	285,803	4,770,993
Demant A/S*(a)	42,428	1,375,851
DSV Panalpina A/S	85,788	9,313,901
Genmab A/S*	27,261	6,275,218
GN Store Nord A/S	59,696	2,960,929
H Lundbeck A/S	25,854	1,098,598
ISS A/S	66,221	1,608,866
Jyske Bank A/S (Registered)*	27,195	1,034,109
Novo Nordisk A/S, Class B	695,568	42,340,403
Novozymes A/S, Class B	89,598	4,671,534
Orsted A/S(b)	70,112	7,647,239
Pandora A/S(a)	42,025	2,179,245
Rockwool International A/S, Class A	2,519	540,727
Rockwool International A/S, Class B	2,945	686,595
Tryg A/S	50,774	1,538,445
Vestas Wind Systems A/S	83,460	8,284,867

		118,331,692

Finland — 2.0%
Elisa OYJ	62,805	3,783,728
Fortum OYJ	182,653	4,420,188
Huhtamaki OYJ	40,055	1,780,264
Kesko OYJ, Class A	10,444	660,226
Kesko OYJ, Class B	28,539	1,929,408
Kone OYJ, Class B	169,634	10,960,605
Konecranes OYJ	27,486	828,510
Metso OYJ	53,624	1,902,842
Neste OYJ	180,748	7,192,454
Nokia OYJ	2,362,998	9,198,453
Nokian Renkaat OYJ	55,325	1,491,618
Nordea Bank Abp	1,355,290	10,691,020
Orion OYJ, Class A	13,613	638,798
Orion OYJ, Class B	43,753	2,067,200
Sampo OYJ, Class A	206,946	9,367,861
Stora Enso OYJ, Class R	256,960	3,335,470
UPM-Kymmene OYJ	223,291	7,035,554
Wartsila OYJ Abp	203,598	2,500,739

		79,784,938

France — 16.8%
Accor SA	75,919	3,108,143
Adevinta ASA*	94,844	1,156,942
Aeroports de Paris	13,722	2,596,209
Air Liquide SA	197,649	28,577,988
Airbus SE	252,890	37,140,469
Alstom SA	80,001	4,240,075
Amundi SA(b)	25,258	2,044,397
Arkema SA	30,166	2,764,090
Atos SE	40,320	3,343,678
AXA SA	814,519	21,659,353
BioMerieux	17,924	1,776,491
BNP Paribas SA	480,406	25,493,968
Bollore SA	379,778	1,543,149
Bouygues SA	104,444	4,126,554
Bureau Veritas SA	121,366	3,344,218
Capgemini SE	65,985	8,194,729
Carrefour SA	240,499	4,069,654
Casino Guichard Perrachon SA(a)	21,838	887,884

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
France — continued
Cie de Saint-Gobain	229,239	8,648,813
Cie Generale des Etablissements Michelin SCA	75,556	8,766,258
CNP Assurances	66,270	1,192,879
Covivio, REIT	18,648	2,212,852
Credit Agricole SA	532,587	7,195,331
Danone SA	270,204	21,622,932
Dassault Aviation SA	976	1,188,511
Dassault Systemes SE	57,369	9,931,374
Edenred	102,050	5,510,865
Eiffage SA	33,719	3,908,498
Electricite de France SA	192,029	2,370,653
Engie SA	769,145	13,239,545
EssilorLuxottica SA	121,838	18,039,163
Eutelsat Communications SA	71,301	1,068,670
Faurecia SE	31,259	1,489,385
Gecina SA, REIT	23,010	4,348,479
Getlink SE	182,318	3,216,326
Hermes International	14,618	10,915,653
ICADE, REIT	11,851	1,324,850
Iliad SA(a)	10,895	1,429,873
Ipsen SA	15,480	1,148,772
JCDecaux SA	31,963	854,289
Kering SA	31,222	19,077,300
Klepierre SA, REIT	87,717	2,981,667
Legrand SA	111,107	8,889,863
L’Oreal SA	103,130	28,685,183
LVMH Moet Hennessy Louis Vuitton SE	113,024	49,218,824
Natixis SA	383,614	1,619,957
Orange SA	800,202	11,311,638
Pernod Ricard SA	91,287	15,805,164
Peugeot SA	239,191	4,925,005
Publicis Groupe SA	93,799	4,158,032
Renault SA	86,860	3,397,379
Safran SA	140,767	22,696,881
Sanofi	481,057	46,392,380
Sartorius Stedim Biotech	10,096	1,810,453
Schneider Electric SE	231,992	23,135,763
SEB SA	11,589	1,487,994
Societe Generale SA	334,369	10,820,081
Sodexo SA(a)	35,886	3,757,439
Suez	177,864	2,918,900
Teleperformance	24,581	6,167,320
Thales SA	43,528	4,776,380
TOTAL SA	1,059,745	51,599,760
Ubisoft Entertainment SA*	30,262	2,295,119
Unibail-Rodamco-Westfield, REIT	57,753	7,852,648
Valeo SA	100,811	2,994,204
Veolia Environnement SA	235,944	6,960,446
Vinci SA	213,326	23,634,209
Vivendi SA	337,761	9,237,521
Worldline SA*(b)	35,236	2,482,937

		666,782,409

Germany — 13.0%
1&1 Drillisch AG(a)	19,975	490,917
adidas AG	77,368	24,457,143
Allianz SE (Registered)	175,047	41,791,368
Aroundtown SA	374,793	3,548,101
BASF SE	385,397	26,013,039
Bayer AG (Registered)	412,230	33,083,758
Bayerische Motoren Werke AG(a)	133,877	9,536,258
Bayerische Motoren Werke AG (Preference)	23,359	1,302,058
Beiersdorf AG	41,239	4,683,378
Brenntag AG	64,829	3,354,907
Continental AG(a)	45,318	5,171,567
Covestro AG(b)	70,644	2,977,137
Daimler AG (Registered)	372,593	17,253,682
Delivery Hero SE*(a)(b)	55,447	4,266,291
Deutsche Bank AG (Registered)(a)	867,224	7,934,193
Deutsche Boerse AG	79,725	12,941,244
Deutsche Lufthansa AG (Registered)	99,433	1,514,727
Deutsche Post AG (Registered)	407,471	14,216,623
Deutsche Telekom AG (Registered)	1,358,588	22,003,428
Deutsche Wohnen SE	150,933	6,386,010
E.ON SE	919,894	10,423,303
Evonik Industries AG	70,393	1,929,036
Fraport AG Frankfurt Airport Services Worldwide(a)	15,546	1,156,265
Fresenius Medical Care AG & Co. KGaA	88,926	6,837,080
Fresenius SE & Co. KGaA	171,842	8,774,319
GEA Group AG	68,960	2,064,851
Hannover Rueck SE	25,301	4,912,607
HeidelbergCement AG	61,609	4,154,986
Henkel AG & Co. KGaA	42,514	3,917,054
Henkel AG & Co. KGaA (Preference)	74,758	7,603,078
HOCHTIEF AG	9,538	1,103,215
Infineon Technologies AG	524,583	11,269,594
KION Group AG	27,253	1,705,817
LANXESS AG	34,859	2,090,605
Merck KGaA	54,230	6,953,889
MTU Aero Engines AG	21,819	6,608,216
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	60,556	17,854,358
Porsche Automobil Holding SE (Preference)	64,252	4,332,575
Puma SE	35,439	2,837,701
RWE AG	242,472	8,405,823
SAP SE	453,626	59,076,299
Sartorius AG (Preference)(a)	14,296	3,326,878
Siemens AG (Registered)*	338,829	41,790,555
Symrise AG	53,416	5,488,763
Talanx AG	22,397	1,117,707
Telefonica Deutschland Holding AG	389,025	1,179,148
thyssenkrupp AG(a)	169,791	2,087,760
TUI AG	184,605	1,891,367
Uniper SE	76,779	2,515,330
United Internet AG (Registered)	52,559	1,699,160
Volkswagen AG	13,620	2,493,874
Volkswagen AG (Preference)	77,007	13,816,050
Vonovia SE	227,540	12,987,112
Wacker Chemie AG	6,381	457,940
Wirecard AG(a)	48,190	7,118,890
Zalando SE*(a)(b)	55,706	2,667,200

		517,574,234

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Ghana — 0.0%(c)
Tullow Oil plc	590,401	391,638

Ireland — 0.9%
AIB Group plc	330,518	969,028
Bank of Ireland Group plc	389,797	1,898,401
CRH plc	331,708	12,454,586
Flutter Entertainment plc	32,783	3,718,783
Glanbia plc	84,511	986,944
Kerry Group plc, Class A	63,441	8,112,421
Kingspan Group plc	64,010	3,950,610
Smurfit Kappa Group plc	99,162	3,429,219

		35,519,992

Italy — 3.6%
A2A SpA	656,963	1,312,386
Amplifon SpA	34,975	994,497
Assicurazioni Generali SpA	509,546	9,928,847
Atlantia SpA(a)	197,336	4,842,259
Banca Mediolanum SpA	104,299	940,679
Banco BPM SpA*	636,197	1,300,785
Buzzi Unicem SpA	16,869	237,225
Buzzi Unicem SpA	29,630	691,962
Davide Campari-Milano SpA(a)	176,421	1,705,284
DiaSorin SpA	6,360	781,943
Enel SpA	3,238,941	28,231,657
Eni SpA	1,067,441	14,952,282
Ferrari NV	53,705	9,062,816
FinecoBank Banca Fineco SpA(a)	208,612	2,440,885
Freni Brembo SpA(a)	64,046	732,547
Hera SpA	333,059	1,514,887
Infrastrutture Wireless Italiane SpA(b)	100,705	1,047,065
Intesa Sanpaolo SpA	6,611,256	16,419,165
Leonardo SpA	169,815	2,086,345
Mediaset SpA*(a)	147,463	389,432
Mediobanca Banca di Credito Finanziario SpA	292,117	2,914,044
Moncler SpA	79,012	3,400,859
Nexi SpA*(a)(b)	105,939	1,502,181
Pirelli & C SpA(a)(b)	181,408	878,581
Poste Italiane SpA(b)	191,973	2,199,059
Prysmian SpA(a)	112,629	2,498,347
Recordati SpA	41,995	1,796,994
Saipem SpA*(a)	241,911	1,002,874
Salvatore Ferragamo SpA	28,418	524,309
Snam SpA	911,671	4,886,251
Telecom Italia SpA	2,527,372	1,328,812
Telecom Italia SpA*	4,529,287	2,431,799
Terna Rete Elettrica Nazionale SpA	587,711	4,100,043
UniCredit SpA(a)	886,543	11,841,833
Unione di Banche Italiane SpA	427,179	1,278,483
UnipolSai Assicurazioni SpA	250,700	671,267

		142,868,684

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	57,229	1,381,930

Luxembourg — 0.3%
ArcelorMittal SA	268,514	3,943,941
Eurofins Scientific SE(a)	4,774	2,567,718
RTL Group SA	16,196	735,910
SES SA, FDR	160,900	1,974,685
Tenaris SA	198,293	2,049,277

		11,271,531

Mexico — 0.0%(c)
Fresnillo plc	77,216	674,491

Netherlands — 6.7%
ABN AMRO Bank NV, CVA(b)	173,548	3,020,686
Adyen NV*(b)	10,161	9,337,024
Aegon NV	589,158	2,386,031
Akzo Nobel NV	84,993	8,020,582
Altice Europe NV*	299,077	1,922,218
Argenx SE*	17,920	2,588,134
ASML Holding NV	178,608	50,124,084
EXOR NV	40,450	2,980,684
GrandVision NV(b)	24,150	740,833
HAL Trust	35,015	5,593,358
Heineken Holding NV	42,300	4,157,150
Heineken NV	99,094	10,782,125
ING Groep NV	1,634,965	17,751,161
Koninklijke Ahold Delhaize NV	461,865	11,334,845
Koninklijke DSM NV	76,126	9,264,961
Koninklijke KPN NV	1,481,362	4,150,540
Koninklijke Philips NV	379,856	17,396,440
Koninklijke Vopak NV	27,914	1,494,689
NN Group NV	129,011	4,477,783
OCI NV*	26,398	454,741
Randstad NV	52,205	2,998,450
Royal Dutch Shell plc, Class A	1,754,890	46,084,084
Royal Dutch Shell plc, Class B	1,571,618	41,296,816
Wolters Kluwer NV	114,558	8,608,068

		266,965,487

Norway — 1.1%
Aker ASA, Class A	10,345	570,547
Aker BP ASA	45,331	1,276,854
DNB ASA	377,967	6,607,835
Equinor ASA	462,301	8,343,415
Gjensidige Forsikring ASA	79,829	1,739,814
Kongsberg Gruppen ASA	37,695	586,042
Leroy Seafood Group ASA	116,316	754,684
Mowi ASA	188,383	4,493,267
Norsk Hydro ASA	573,330	1,791,854
Orkla ASA	340,365	3,285,813
Salmar ASA	22,890	1,119,578
Schibsted ASA, Class A	33,550	1,010,275
Schibsted ASA, Class B	42,708	1,206,348
Storebrand ASA	196,408	1,508,957
Telenor ASA	272,367	4,921,960
TGS NOPEC Geophysical Co. ASA	50,086	1,273,077
Yara International ASA	73,872	2,682,694

		43,173,014

Portugal — 0.3%
Banco Comercial Portugues SA, Class R	3,379,463	716,856
EDP - Energias de Portugal SA	906,938	4,548,236

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Portugal — continued
Galp Energia SGPS SA	190,916	2,884,845
Jeronimo Martins SGPS SA	103,102	1,774,171
Navigator Co. SA (The)*	92,300	331,218
NOS SGPS SA	104,321	541,467
Sonae SGPS SA	390,599	363,666

		11,160,459

Russia — 0.1%
Evraz plc	228,810	1,062,325
Polymetal International plc	89,107	1,511,676

		2,574,001

South Africa — 0.4%
Anglo American plc	580,578	15,149,667

Spain — 4.4%
Acciona SA	9,025	1,024,395
ACS Actividades de Construccion y Servicios SA	114,870	3,819,089
Aena SME SA(b)	30,841	5,708,062
Amadeus IT Group SA	180,961	14,188,452
Banco Bilbao Vizcaya Argentaria SA	2,797,866	14,483,435
Banco de Sabadell SA	2,392,478	2,155,737
Banco Santander SA	6,973,012	27,479,916
Bankia SA	494,567	898,789
CaixaBank SA	1,505,898	4,401,397
Cellnex Telecom SA(b)	113,179	5,628,980
EDP Renovaveis SA	62,562	832,613
Enagas SA	104,436	2,813,907
Endesa SA	133,277	3,659,402
Ferrovial SA	201,671	6,406,171
Grifols SA	123,376	4,143,615
Grifols SA (Preference), Class B	108,952	2,478,408
Iberdrola SA	2,509,372	27,455,910
Industria de Diseno Textil SA	444,637	14,951,848
Mapfre SA	413,264	1,057,608
Naturgy Energy Group SA	140,400	3,703,019
Red Electrica Corp. SA	181,631	3,633,757
Repsol SA	617,189	8,494,237
Siemens Gamesa Renewable Energy SA	94,340	1,503,649
Telefonica SA	1,917,198	12,967,373

		173,889,769

Sweden — 4.6%
Alfa Laval AB(a)	125,733	3,138,690
Assa Abloy AB, Class B	416,140	9,877,621
Atlas Copco AB, Class A	271,203	9,598,970
Atlas Copco AB, Class B	163,737	5,089,504
Axfood AB	44,270	917,938
Boliden AB*	114,766	2,724,571
Castellum AB	107,758	2,648,365
Electrolux AB, Series B	106,948	2,540,694
Elekta AB, Class B(a)	154,077	1,766,934
Epiroc AB, Class A	262,698	3,039,027
Epiroc AB, Class B	163,874	1,852,056
Essity AB, Class A	12,014	381,998
Essity AB, Class B	254,182	8,069,245
Fabege AB	115,202	1,974,752
Fastighets AB Balder, Class B*(a)	40,366	1,914,994
Getinge AB, Class B	91,820	1,563,717
Hennes & Mauritz AB, Class B(a)	324,838	7,126,879
Hexagon AB, Class B	117,523	6,388,995
Hexpol AB(a)	109,204	984,467
Holmen AB, Class B	41,696	1,234,530
Husqvarna AB, Class A	10,898	81,996
Husqvarna AB, Class B(a)	172,864	1,302,838
ICA Gruppen AB(a)	39,037	1,716,436
Industrivarden AB, Class A	67,978	1,643,303
Industrivarden AB, Class C(a)	70,180	1,654,255
Intrum AB(a)	30,911	856,415
Investment AB Latour, Class B(a)	52,403	874,677
Investor AB, Class A	54,930	2,995,713
Investor AB, Class B	191,122	10,464,888
Kinnevik AB, Class B(a)	101,530	2,449,730
L E Lundbergforetagen AB, Class B	26,935	1,169,302
Lundin Petroleum AB	79,184	2,408,357
NCC AB, Class B	36,150	675,310
Nibe Industrier AB, Class B	153,073	2,652,954
Saab AB, Class B(a)	34,777	1,129,133
Sandvik AB	463,562	8,460,792
Securitas AB, Class B	134,374	2,114,962
Skandinaviska Enskilda Banken AB, Class A	673,805	6,658,495
Skanska AB, Class B	151,064	3,496,639
SKF AB, Class A	6,593	120,634
SKF AB, Class B	156,958	2,873,058
SSAB AB, Class A(a)	98,630	303,039
SSAB AB, Class B	266,340	766,682
Svenska Cellulosa AB SCA, Class A	12,158	124,545
Svenska Cellulosa AB SCA, Class B	254,182	2,543,137
Svenska Handelsbanken AB, Class A	636,316	6,234,122
Svenska Handelsbanken AB, Class B	14,510	151,357
Swedbank AB, Class A	389,494	5,980,190
Swedish Match AB	71,312	4,031,847
Swedish Orphan Biovitrum AB*(a)	80,330	1,429,762
Tele2 AB, Class B	209,527	3,161,154
Telefonaktiebolaget LM Ericsson, Class A	24,916	209,743
Telefonaktiebolaget LM Ericsson, Class B	1,098,200	8,634,518
Telia Co. AB	1,095,128	4,683,254
Trelleborg AB, Class B(a)	101,784	1,671,157
Volvo AB, Class A	100,695	1,722,461
Volvo AB, Class B	688,401	11,767,343

		182,048,145

Switzerland — 15.7%
ABB Ltd. (Registered)	809,688	18,851,107
Adecco Group AG (Registered)	68,540	4,015,632
Alcon, Inc.*	205,060	12,114,500
Baloise Holding AG (Registered)	20,477	3,699,757
Barry Callebaut AG (Registered)	944	2,085,042
Chocoladefabriken Lindt & Spruengli AG	451	3,785,647
Chocoladefabriken Lindt & Spruengli AG (Registered)	46	4,293,397
Cie Financiere Richemont SA (Registered)	219,033	15,906,784

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Switzerland — continued
Coca-Cola HBC AG*	81,149	2,980,780
Credit Suisse Group AG (Registered)*	1,018,885	12,883,758
EMS-Chemie Holding AG (Registered)	2,944	1,926,383
Geberit AG (Registered)	15,543	8,202,534
Givaudan SA (Registered)	3,332	10,993,838
Glencore plc*	4,590,311	13,424,811
Julius Baer Group Ltd.	93,911	4,692,513
Kuehne + Nagel International AG (Registered)	21,148	3,417,978
LafargeHolcim Ltd. (Registered)*	204,172	10,376,186
Lonza Group AG (Registered)*	31,247	12,832,829
Mediclinic International plc	202,169	983,267
Nestle SA (Registered)	1,248,739	137,726,798
Novartis AG (Registered)	1,070,250	101,104,552
Pargesa Holding SA	14,276	1,143,635
Partners Group Holding AG	7,842	7,178,991
Roche Holding AG	11,413	3,783,332
Roche Holding AG	294,798	98,895,478
Schindler Holding AG	17,085	4,413,149
Schindler Holding AG (Registered)	8,188	2,035,721
SGS SA (Registered)	2,178	6,300,242
Sika AG (Registered)(a)	52,948	9,521,401
Sonova Holding AG (Registered)	22,698	5,692,009
STMicroelectronics NV(a)	275,020	7,657,126
Straumann Holding AG (Registered)	4,731	4,509,269
Swatch Group AG (The)	12,941	3,246,208
Swatch Group AG (The) (Registered)	26,168	1,272,083
Swiss Life Holding AG (Registered)	14,097	7,086,204
Swiss Re AG	122,268	13,806,366
Swisscom AG (Registered)	10,651	5,843,816
Temenos AG (Registered)*	27,052	4,351,813
UBS Group AG (Registered)*	1,607,412	19,963,450
Vifor Pharma AG	18,001	3,317,166
Zurich Insurance Group AG	63,164	26,220,498

		622,536,050

United Arab Emirates — 0.0%(c)
NMC Health plc	39,479	671,389

United Kingdom — 22.7%
3i Group plc	407,532	5,928,277
Admiral Group plc	105,402	3,137,976
Aggreko plc	107,543	1,091,662
Ashtead Group plc	190,577	6,151,426
ASOS plc*	23,932	971,136
Associated British Foods plc	149,485	5,174,225
AstraZeneca plc	550,426	53,846,875
Auto Trader Group plc(b)	389,137	2,871,359
AVEVA Group plc	27,047	1,753,856
Aviva plc	1,651,764	8,656,062
Babcock International Group plc	210,545	1,637,009
BAE Systems plc	1,339,024	11,131,254
Barclays plc	6,758,291	14,924,440
Barratt Developments plc	427,126	4,522,213
Berkeley Group Holdings plc	53,993	3,736,003
BP plc	8,489,183	51,105,799
British American Tobacco plc	960,666	42,360,499
British Land Co. plc (The), REIT	395,088	2,889,418
BT Group plc	3,680,738	7,821,379
Bunzl plc	140,823	3,647,353
Burberry Group plc	172,614	4,425,894
Centrica plc	2,446,117	2,740,415
CNH Industrial NV(a)	416,922	3,971,181
Coca-Cola European Partners plc	88,822	4,672,925
Compass Group plc	668,451	16,525,599
ConvaTec Group plc(b)	659,030	1,805,447
Croda International plc	55,349	3,634,704
DCC plc	42,520	3,433,149
Derwent London plc, REIT	44,174	2,393,389
Diageo plc	982,380	38,846,370
Direct Line Insurance Group plc	577,297	2,571,200
DS Smith plc	573,871	2,572,936
easyJet plc	111,217	2,041,560
Experian plc	382,157	13,302,115
Fiat Chrysler Automobiles NV	461,668	6,014,257
G4S plc	651,492	1,676,594
GlaxoSmithKline plc	2,094,624	49,180,570
GVC Holdings plc	242,613	2,805,272
Halma plc	158,560	4,401,065
Hammerson plc, REIT	323,089	994,206
Hargreaves Lansdown plc	115,435	2,620,320
Hiscox Ltd.	123,117	2,130,030
HSBC Holdings plc	8,659,700	62,957,605
Imperial Brands plc	398,370	10,215,096
Informa plc	525,176	5,364,674
InterContinental Hotels Group plc	78,767	4,851,736
Intertek Group plc	67,465	5,119,115
ITV plc	1,520,167	2,708,346
J Sainsbury plc	725,043	1,933,876
JD Sports Fashion plc	171,514	1,854,790
John Wood Group plc	284,513	1,408,310
Johnson Matthey plc	83,476	2,862,065
Just Eat plc*	249,559	2,837,362
Kingfisher plc	894,294	2,400,964
Land Securities Group plc, REIT	315,238	3,897,703
Legal & General Group plc	2,478,886	9,969,847
Lloyds Banking Group plc	29,444,798	21,981,585
London Stock Exchange Group plc	132,291	13,671,057
M&G plc*	1,085,029	3,423,859
Marks & Spencer Group plc	818,735	1,898,594
Meggitt plc	325,492	2,895,605
Melrose Industries plc	2,038,539	6,247,488
Micro Focus International plc	152,237	2,044,467
Mondi plc	203,740	4,145,450
National Grid plc	1,574,736	20,923,013
Next plc	55,903	5,080,435
Ocado Group plc*	246,199	3,969,638
Pearson plc	327,564	2,444,916
Persimmon plc	133,258	5,364,718
Phoenix Group Holdings plc	220,899	2,205,141
Prudential plc	1,085,029	19,292,237
Reckitt Benckiser Group plc	309,052	25,581,282
RELX plc	844,093	22,395,336
Rentokil Initial plc	770,951	4,747,955
Rightmove plc	377,466	3,271,326
Rolls-Royce Holdings plc*	810,251	7,136,962

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
Royal Bank of Scotland Group plc	1,927,932	5,521,993
Royal Mail plc	421,885	1,102,759
RSA Insurance Group plc	430,707	3,124,897
Sage Group plc (The)	469,882	4,574,600
Schroders plc	54,059	2,288,830
Schroders plc (Non-Voting)	19,201	630,126
Segro plc, REIT	458,136	5,501,253
Severn Trent plc	100,779	3,432,099
Smith & Nephew plc	373,863	8,995,487
Smiths Group plc	164,789	3,664,052
Spirax-Sarco Engineering plc	30,851	3,624,221
SSE plc	434,006	8,639,234
St James’s Place plc	221,997	3,338,766
Standard Chartered plc	1,126,558	9,367,834
Standard Life Aberdeen plc	984,819	3,913,105
Subsea 7 SA	99,987	1,068,961
Tate & Lyle plc	195,698	2,045,731
Taylor Wimpey plc	1,372,568	3,898,636
TechnipFMC plc	176,105	2,817,069
Tesco plc	4,075,681	13,256,232
Travis Perkins plc	104,891	2,142,604
Unilever NV	612,914	35,764,894
Unilever plc	489,902	29,223,332
United Utilities Group plc	286,121	3,828,503
Vodafone Group plc	11,243,279	22,089,900
Weir Group plc (The)	108,993	1,934,220
Whitbread plc	56,055	3,304,380
Wm Morrison Supermarkets plc	1,004,116	2,407,688
WPP plc	523,398	6,507,698

		901,229,076

United States — 0.4%
Carnival plc	78,110	3,190,147
Ferguson plc	97,344	8,741,672
QIAGEN NV*	95,236	3,180,959

		15,112,778

TOTAL COMMON STOCKS (Cost $3,720,388,236)		3,955,181,050

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(d)(e)	45,002,799	45,011,800
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(d)(e)	11,018,433	11,018,433

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $56,026,732)		56,030,233

Total Investments — 100.9% (Cost $3,776,414,968)		4,011,211,283
Liabilities in Excess of Other Assets — (0.9)%		(34,307,288)

Net Assets — 100.0%		3,976,903,995

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.3%
Banks	8.2
Oil, Gas & Consumable Fuels	6.0
Insurance	5.7
Food Products	4.9
Textiles, Apparel & Luxury Goods	3.9
Chemicals	3.4
Beverages	2.8
Capital Markets	2.5
Electric Utilities	2.5
Personal Products	2.4
Aerospace & Defense	2.4
Diversified Telecommunication Services	2.4
Machinery	2.3
Metals & Mining	2.2
Software	2.0
Professional Services	1.8
Automobiles	1.8
Health Care Equipment & Supplies	1.8
Electrical Equipment	1.7
Semiconductors & Semiconductor Equipment	1.7
Multi-Utilities	1.7
Tobacco	1.4
Industrial Conglomerates	1.2
Construction & Engineering	1.2
IT Services	1.1
Household Products	1.1
Hotels, Restaurants & Leisure	1.1
Food & Staples Retailing	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	14.1
Short-Term Investments	1.4

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depository Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $50,997,710.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	304	03/2020	EUR	12,225,464	(402,017)
FTSE 100 Index	76	03/2020	GBP	7,220,037	(259,055)

					(661,072)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$41,627,650	$—	$41,627,650
Austria	3,977,149	13,905,221	—	17,882,370
Belgium	1,017,496	69,248,722	—	70,266,218
Chile	—	1,564,465	—	1,564,465
China	—	12,785,265	—	12,785,265
Colombia	—	1,963,708	—	1,963,708
Denmark	3,788,111	114,543,581	—	118,331,692
Finland	22,805,642	56,979,296	—	79,784,938
France	16,759,314	650,023,095	—	666,782,409
Germany	13,472,333	504,101,901	—	517,574,234
Ghana	—	391,638	—	391,638
Ireland	13,049,975	22,470,017	—	35,519,992
Italy	1,284,290	141,584,394	—	142,868,684
Jordan	—	1,381,930	—	1,381,930
Luxembourg	—	11,271,531	—	11,271,531
Mexico	—	674,491	—	674,491
Netherlands	740,833	266,224,654	—	266,965,487
Norway	586,042	42,586,972	—	43,173,014
Portugal	363,666	10,796,793	—	11,160,459
Russia	—	2,574,001	—	2,574,001
South Africa	—	15,149,667	—	15,149,667
Spain	832,613	173,057,156	—	173,889,769
Sweden	6,955,993	175,092,152	—	182,048,145
Switzerland	8,079,044	614,457,006	—	622,536,050
United Arab Emirates	—	671,389	—	671,389
United Kingdom	31,746,964	869,482,112	—	901,229,076
United States	—	15,112,778	—	15,112,778

Total Common Stocks	125,459,465	3,829,721,585	—	3,955,181,050

Short-Term Investments
Investment of cash collateral from securities loaned	56,030,233	—	—	56,030,233

Total Investments in Securities	$181,489,698	$3,829,721,585	$—	$4,011,211,283

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(661,072)	$—	$(661,072)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$84,008,799	$94,000,001	$133,000,000	$4,400	$(1,400)	$45,011,800	45,002,799	$290,335	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	30,866,797	123,844,758	143,693,122	—	—	11,018,433	11,018,433	65,816	—

Total	$114,875,596	$217,844,759	$276,693,122	$4,400	$(1,400)	$56,030,233		$356,151	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.